Note 7 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deposit Accounts [Table Text Block]
(Dollars in thousands)	December 31,
	2012	2011
Noninterest bearing deposits	$38,797	$34,120
Interest bearing
NOW	55,282	56,286
Money market	35,889	33,815
Savings	24,074	25,701
Time, less than $100,000	105,262	124,428
Time, $100,000 and over	60,328	41,797
Total deposits	$319,632	$316,147

Schedule of Maturities of Time Deposits [Table Text Block]
(Dollars in thousands)

2013	$144,190
2014	15,752
2015	232
2016	5,407
2017	9
$165,590